Average Annual Total Returns			12 Months Ended	60 Months Ended	63 Months Ended	94 Months Ended	96 Months Ended	112 Months Ended	113 Months Ended	117 Months Ended	120 Months Ended
		Nov. 13, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FAF Trust MM Prospectus Class A Member | Government Obligations Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Government Obligations Fund
Average Annual Return, Percent			3.60%	2.71%							1.65%
Performance Inception Date		Sep. 24, 2001
FAF Trust MM Prospectus Class A Member | Retail Prime Obligations Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Retail Prime Obligations Fund
Average Annual Return, Percent			3.69%	2.82%					1.91%
Performance Inception Date		Jul. 18, 2016
FAF Trust MM Prospectus Class A Member | Retail Tax Free Obligations Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Retail Tax Free Obligations Fund2
Average Annual Return, Percent	[1]		2.04%	1.58%							0.97%
Performance Inception Date	[1]	Sep. 24, 2001
FAF Trust MM Prospectus Class A Member | Treasury Obligations Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Treasury Obligations Fund
Average Annual Return, Percent			3.59%	2.74%							1.66%
Performance Inception Date		Sep. 24, 2001
FAF Trust MM Prospectus Class A Member | U.S. Treasury Money Market Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		U.S. Treasury Money Market Fund
Average Annual Return, Percent			3.54%	2.67%							1.62%
Performance Inception Date		Oct. 25, 2004
FAF Trust MM Prospectus Class D Member | Government Obligations Fund Class D
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Government Obligations Fund
Average Annual Return, Percent			3.76%	2.82%							1.75%
Performance Inception Date		Jan. 21, 1995
FAF Trust MM Prospectus Class D Member | Treasury Obligations Fund Class D
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Treasury Obligations Fund
Average Annual Return, Percent			3.75%	2.83%							1.76%
Performance Inception Date		Oct. 04, 1993
FAF Trust MM Prospectus Class D Member | U.S. Treasury Money Market Fund Class D
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		U.S. Treasury Money Market Fund
Average Annual Return, Percent			3.70%	2.78%							1.72%
Performance Inception Date		Oct. 25, 2004
FAF Trust MM Prospectus Class P Member | Government Obligations Fund Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Government Obligations Fund
Average Annual Return, Percent			4.22%	3.17%			2.50%
Performance Inception Date		Dec. 18, 2017
FAF Trust MM Prospectus Class P Member | Treasury Obligations Fund Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Treasury Obligations Fund
Average Annual Return, Percent			4.20%	3.18%			2.50%
Performance Inception Date		Dec. 18, 2017
FAF Trust MM Prospectus Class T Member | Government Obligations Fund Class T
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Government Obligations Fund
Average Annual Return, Percent			3.96%	2.97%	2.81%
Performance Inception Date		Sep. 18, 2020
FAF Trust MM Prospectus Class T Member | Institutional Prime Obligations Fund Class T
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	Institutional Prime Obligations Fund2
Average Annual Return, Percent	[2]		3.98%	3.06%							2.02%
Performance Inception Date	[2]	Sep. 24, 2001
FAF Trust MM Prospectus Class T Member | Retail Prime Obligations Fund Class T
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Retail Prime Obligations Fund
Average Annual Return, Percent			4.05%	3.08%					2.16%
Performance Inception Date		Jul. 18, 2016
FAF Trust MM Prospectus Class T Member | Retail Tax Free Obligations Fund Class T
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Retail Tax Free Obligations Fund
Average Annual Return, Percent			2.41%	1.84%	1.74%
Performance Inception Date		Sep. 18, 2020
FAF Trust MM Prospectus Class T Member | Treasury Obligations Fund Class T
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Treasury Obligations Fund
Average Annual Return, Percent			3.95%	2.98%							2.82%
Performance Inception Date		Sep. 18, 2020
FAF Trust MM Prospectus Class T Member | U.S. Treasury Money Market Fund Class T
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		U.S. Treasury Money Market Fund
Average Annual Return, Percent			3.90%	2.93%							2.77%
Performance Inception Date		Sep. 18, 2020
FAF Trust MM Prospectus Class U Member | Government Obligations Fund Class U
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Government Obligations Fund - Class U
Average Annual Return, Percent			4.25%	3.19%		2.56%
Performance Inception Date		Feb. 26, 2018
FAF Trust MM Prospectus Class V Member | Government Obligations Fund Class V
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Government Obligations Fund
Average Annual Return, Percent			4.07%	3.05%							1.98%
Performance Inception Date		Mar. 31, 2006
FAF Trust MM Prospectus Class V Member | Institutional Prime Obligations Fund Class V
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	Institutional Prime Obligations Fund2
Average Annual Return, Percent	[3]		4.09%	3.14%							2.10%
Performance Inception Date	[3]	Mar. 31, 2006
FAF Trust MM Prospectus Class V Member | Retail Prime Obligations Fund Class V
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Retail Prime Obligations Fund
Average Annual Return, Percent			4.15%	3.16%					2.25%
Performance Inception Date		Jul. 18, 2016
FAF Trust MM Prospectus Class V Member | Retail Tax Free Obligations Fund Class V
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	Retail Tax Free Obligations Fund2
Average Annual Return, Percent	[4]		2.50%	1.92%							1.30%
Performance Inception Date	[4]	Mar. 31, 2006
FAF Trust MM Prospectus Class V Member | Treasury Obligations Fund Class V
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Treasury Obligations Fund
Average Annual Return, Percent			4.06%	3.06%							1.98%
Performance Inception Date		Mar. 31, 2006
FAF Trust MM Prospectus Class V Member | U.S. Treasury Money Market Fund Class V
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		U.S. Treasury Money Market Fund
Average Annual Return, Percent			4.01%	3.01%							1.94%
Performance Inception Date		Mar. 31, 2006
FAF Trust MM Prospectus Class X Member | Government Obligations Fund Class X
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Government Obligations Fund
Average Annual Return, Percent			4.23%	3.18%						2.17%
Performance Inception Date		Apr. 05, 2016
FAF Trust MM Prospectus Class X Member | Retail Prime Obligations Fund Class X
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Retail Prime Obligations Fund
Average Annual Return, Percent			4.32%	3.29%				2.42%
Performance Inception Date		Sep. 08, 2016
FAF Trust MM Prospectus Class X Member | Treasury Obligations Fund Class X
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Treasury Obligations Fund
Average Annual Return, Percent			4.22%	3.19%						2.17%
Performance Inception Date		Apr. 05, 2016
FAF Trust MM Prospectus Class X Member | U.S. Treasury Money Market Fund Class X
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		U.S. Treasury Money Market Fund
Average Annual Return, Percent			3.54%	2.67%							1.62%
Performance Inception Date		Oct. 25, 2004
FAF Trust MM Prospectus Class Y Member | Government Obligations Fund Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Government Obligations Fund
Average Annual Return, Percent			3.91%	2.94%							1.86%
Performance Inception Date		Mar. 01, 1990
FAF Trust MM Prospectus Class Y Member | Institutional Prime Obligations Fund Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	Institutional Prime Obligations Fund2
Average Annual Return, Percent	[5]		3.94%	3.03%							1.98%
Performance Inception Date	[5]	Mar. 01, 1990
FAF Trust MM Prospectus Class Y Member | Retail Prime Obligations Fund Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Retail Prime Obligations Fund
Average Annual Return, Percent			4.00%	3.05%					2.12%
Performance Inception Date		Jul. 18, 2016
FAF Trust MM Prospectus Class Y Member | Retail Tax Free Obligations Fund Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[6]	Retail Tax Free Obligations Fund2
Average Annual Return, Percent	[6]		2.35%	1.80%							1.18%
Performance Inception Date	[6]	Jan. 09, 1995
FAF Trust MM Prospectus Class Y Member | Treasury Obligations Fund Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Treasury Obligations Fund
Average Annual Return, Percent			3.90%	2.95%							1.86%
Performance Inception Date		Jan. 24, 1995
FAF Trust MM Prospectus Class Y Member | U.S. Treasury Money Market Fund Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		U.S. Treasury Money Market Fund
Average Annual Return, Percent			3.86%	2.90%							1.82%
Performance Inception Date		Oct. 25, 2004
FAF Trust MM Prospectus Class Z Member | Government Obligations Fund Class Z
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Government Obligations Fund
Average Annual Return, Percent			4.19%	3.14%							2.08%
Performance Inception Date		Dec. 01, 2003
FAF Trust MM Prospectus Class Z Member | Institutional Prime Obligations Fund Class Z
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[7]	Institutional Prime Obligations Fund2
Average Annual Return, Percent	[7]		4.19%	3.23%							2.21%
Performance Inception Date	[7]	Aug. 01, 2003
FAF Trust MM Prospectus Class Z Member | Retail Prime Obligations Fund Class Z
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Retail Prime Obligations Fund
Average Annual Return, Percent			4.26%	3.24%					2.33%
Performance Inception Date		Jul. 18, 2016
FAF Trust MM Prospectus Class Z Member | Retail Tax Free Obligations Fund Class Z
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[8]	Retail Tax Free Obligations Fund2
Average Annual Return, Percent	[8]		2.60%	1.99%							1.38%
Performance Inception Date	[8]	Dec. 01, 2003
FAF Trust MM Prospectus Class Z Member | Treasury Obligations Fund Class Z
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Treasury Obligations Fund
Average Annual Return, Percent			4.17%	3.16%							2.08%
Performance Inception Date		Dec. 01, 2003
FAF Trust MM Prospectus Class Z Member | U.S. Treasury Money Market Fund Class Z
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		U.S. Treasury Money Market Fund
Average Annual Return, Percent			4.11%	3.09%							2.02%
Performance Inception Date		Oct. 25, 2004

[1]	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.
[2]	Prior to October 14, 2016, the fund was named Prime Obligations Fund.
[3]	Prior to October 14, 2016, the fund was named Prime Obligations Fund.
[4]	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.
[5]	Prior to October 14, 2016, the fund was named Prime Obligations Fund.
[6]	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.
[7]	Prior to October 14, 2016, the fund was named Prime Obligations Fund.
[8]	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.